LEASES (Schedule of Opreating Leases Weighted-Average Discount Term and Rate) (Details)	Dec. 31, 2019
Remaining lease term and discount rate:
Weighted-average remaining lease term Operating leases	2 years 8 months 2 days
Weighted-average discount rate Operating leases	3.39%